employee benefits expense	12 Months Ended
Dec. 31, 2025
employee benefits expense
employee benefits expense

8employee benefits expense

Years ended December 31 (millions)	Note	2025	2024
Employee benefits expense – gross
Wages and salaries		$5,733	$5,581
Share-based compensation [1]	14	176	195
Pensions – defined benefit	15(a)	60	73
Pensions – defined contribution	15(f)	127	122
Restructuring costs [1]	16(a)	249	305
Employee health and other benefits		271	287
		6,616	6,563
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(138)	(98)
Amortized		111	94
Contract fulfilment costs	20
Capitalized		(28)	(32)
Amortized		10	6
Property, plant and equipment		(313)	(323)
Intangible assets subject to amortization		(380)	(303)
		(738)	(656)
		$5,878	$5,907

1	For the year ended December 31, 2025, $NIL (2024 – $4) of share-based compensation in the TELUS technology solutions segment was included in restructuring costs.